Income Tax - Schedule of Reconciliation of Tax Expense Applicable to Loss Before Tax at the Statutory Rate to Tax Expense at Effective Tax Rate (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($)		Dec. 31, 2025 SGD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)
Schedule of Reconciliation of Tax Expense Applicable to Loss Before Tax at the Statutory Rate to Tax Expense at Effective Tax Rate [Abstract]
Loss before tax		$ (35,528)			$ (51,869)		$ (109,228)
Tax at the statutory tax rate		(8,882)			(12,967)		(27,307)
Foreign rate differential		1,193			3,349		15,111
Effect of adjustments for income tax rate	[1]	(9,672)
Expenses not deductible for tax		153			92		126
Income not subject to tax		(850)	[2]	$ (100,000)		[2]		[2]
Additional deductible allowance for qualified research and development costs		(2,838)			(1,506)		(2,338)
Non tax-effective share-based payments		299			2,150
Others		21
Unrecognized deferred tax assets expires	[1]	5,919
Unrecognized deferred tax assets		14,657			8,882		14,408
Current income tax expense
Tax charge at the Group’s effective rate

[1]	During 2025, Adlai Hangzhou ceased to qualify as a High and New Technology Enterprise and therefore is no longer eligible for the preferential income tax rate of 15%. As a result, the applicable statutory income tax rate increased, giving rise to the “Effect of adjustments for income tax rate” in the reconciliation of the effective tax rate. In addition, due to the change in tax status, the Group no longer expects to utilize certain tax losses within the prescribed carryforward period. Accordingly, deferred tax assets related to these tax losses have not been recognized, resulting in “Unrecognized deferred tax assets expires” in the reconciliation.
[2]	Based on the Company’s assessment of the nature of the transactions during the financial year and with reference to the Singapore Income Tax Act, the revenue for the year is considered to be capital gain in nature. Accordingly, such income is not regarded as taxable income in Singapore and is treated as income not subject to tax.